Income Per Common Share - Additional Information (Detail)	6 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 12, 2013 Series B Non-Voting Mandatorily Convertible Non-Cumulative Preferred	Dec. 31, 2013 Series B Non-Voting Mandatorily Convertible Non-Cumulative Preferred
Earnings Per Share Disclosure [Line Items]
Shares of common stock excluded from the computation of diluted earnings(loss)per common share	145,437	179,412	152,287	182,362	218,442
Issuance of shares under private placement						5,240,192	5,200,000
Weighted Average Number of Shares Outstanding, Basic and Diluted							2,914,408